Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2012
Real Estate [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment are summarized as follows at June 30:

(In thousands)	2012	2011	Estimated Useful lives
Land	$152	$152	-
Building and improvements	4,508	4,508	30 - 40 years
Leasehold improvements	238	238	3 - 10 years
Furniture, fixtures and equipment	3,375	3,308	3 - 10 years
Total, at cost	8,273	8,206
Less accumulated depreciation	4,882	4,630
Property and equipment, net	$3,391	$3,576

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

At June 30, 2012, the minimal rental commitments under non-cancellable operating leases relating to branch facilities are as follows:

Year ending June 30,
2013	$172,000
2014	155,000
2015	155,000
2016	171,000
Thereafter	1,449,000
$2,273,000